Credit Facility	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Credit Facility

5. Credit Facility

New Revolving Credit Facility

On July 27, 2011, Francesca’s Collections, Inc. (the “Borrower”) entered into an Amended and Restated Credit Agreement (the “new revolving credit facility”) with Royal Bank of Canada, as Administrative Agent, and KeyBank National Association, as Syndication Agent, which provided $65.0 million of revolving credit facility (including borrowing capacity available for letters of credit). The new revolving credit facility is scheduled to terminate on July 27, 2016. As described in Note 1, on July 27, 2011, net proceeds from the Company’s initial public offering, together with $41.0 million of indebtedness under the new revolving credit facility and $6.9 million of cash on hand, were used to repay the $92.0 million (including accrued interest of $0.6 million) outstanding under the prior senior secured credit facility. The prior senior secured credit facility was then terminated. In addition, in connection with the new revolving credit facility, the Company recorded $1.5 million of debt issue costs that will be amortized over the term of the new revolving credit facility. At October 29, 2011, $30.0 million was available under the new revolving credit facility for future borrowings.

All obligations under the new revolving credit facility are unconditionally guaranteed by, subject to certain exceptions, Parent and each of Borrower’s existing and future direct and indirect wholly owned domestic subsidiaries. All obligations under the new revolving credit facility, and the guarantees of those obligations (as well as cash management obligations and any interest rate hedging or other swap agreements), are secured by substantially all of the Borrower’s assets as well as the assets of any subsidiary guarantor.

The borrowings under the new revolving credit facility bear interest at a rate equal to an applicable margin plus, at the Company’s option, either (a) in the case of base rate borrowings, a rate equal to the highest of (i) the prime rate of Royal Bank of Canada, (ii) the federal funds rate plus 1/2 of 1% and (iii) the LIBOR for an interest period of one month plus 1.00%; or (b) in the case of LIBOR borrowings, a rate equal to the higher of (1) 1.50% and (2) the LIBOR for the interest period relevant to such borrowing. The applicable margin for borrowings under the new revolving credit facility will range from 1.25% to 2.25% with respect to base rate borrowings and from 2.25% to 3.25% with respect to LIBOR borrowings, in each case based upon the achievement of specified levels of the ratio of consolidated total debt to consolidated EBITDA. Additionally, the Borrower will be required to pay a fee to the lenders under the new revolving credit facility on the unused amount at a rate ranging from 0.25% to 0.45%, based on the achievement of specified levels of the ratio of consolidated total debt to consolidated EBITDA. The Borrower is also required to pay customary letter of credit fees. During the thirteen weeks ended October 29, 2011, the average interest rate for the LIBOR borrowings was 3.9%.

The new revolving credit facility requires the Borrower to maintain a maximum consolidated total lease adjusted leverage ratio and a minimum consolidated interest coverage ratio, in each case, on the last day of any fiscal quarter and includes a maximum capital expenditure in any fiscal year. The Borrower’s ability to pay dividends to Holdings is subject to restrictions including a maximum secured leverage ratio. If the Borrower’s debt under the new revolving credit facility exceeds that ratio, it is restricted from paying dividends. At October 29, 2011, this ratio was within the required limit, thus, the Borrower was allowed to pay dividends.

The Borrower is in compliance with the debt covenants of its new revolving credit facility as of October 29, 2011.

Senior Secured Credit Facility

On November 17, 2010, the Borrower entered into a senior secured credit facility (the “prior senior secured credit facility”) with a syndicate of financial institutions, which provided financing of up to $100.0 million consisting of a $95.0 million term loan facility and a $5.0 million revolving credit facility each with a maturity date of November 17, 2013. As described in Note 1, on July 27, 2011, net proceeds from the Company’s initial public offering, together with $41.0 million of indebtedness under a new revolving credit facility and $6.9 million of cash on hand, were used to repay the $92.0 million (including accrued interest of $0.6 million) outstanding under the prior senior secured credit facility. The prior senior secured credit facility was then terminated. In connection with the repayment, the Company wrote-off the unamortized debt issuance costs of $1.6 million associated with the prior senior secured credit facility and included as loss on early extinguishment of debt in the accompanying unaudited consolidated statements of operations for the thirty-nine weeks ended October 29, 2011.

All obligations under the prior senior secured credit facility were unconditionally guaranteed by, subject to certain exceptions, Parent and each of the Borrower’s existing and future direct and indirect wholly-owned domestic subsidiaries. All obligations under the prior senior secured credit facility, and the guarantees of those obligations (as well as cash management obligations and any interest hedging or other swap agreements), were secured by substantially all of the Borrower’s assets as well as those of the subsidiary guarantor. The borrowings under the prior senior secured credit facility bore interest at a rate equal to an applicable margin plus the base rate or LIBOR rate, at the Borrower’s option. The loans were LIBOR-based and had an interest rate of 7.75% from the time of issuance through its termination on July 27, 2011. The Company was in compliance with the debt covenants of the prior senior secured credit facility during the period it was outstanding.

5. Credit Facility

On December 11, 2008, the Company entered into a $3 million revolving credit agreement (“Credit Facility”) with a bank. The Credit Facility provided a $3 million revolving line of credit that matured on December 11, 2011. On January 25, 2010, the Company requested the Credit Facility be terminated, and on February 16, 2010, the bank terminated the Credit Facility.

On November 17, 2010, Francesca’s Collections, Inc. (the “Borrower”) entered into a senior secured credit facility with a syndicate of financial institutions, which provided financing of up to $100.0 million consisting of a $95.0 million term loan facility and a $5.0 million revolving credit facility each with a maturity date of November 17, 2013. The principal of the term loan component will be repaid in quarterly installments of $1.2 million in the first year, $2.4 million in the second and third year and the remainder on the maturity date. The revolving credit facility includes borrowing capacity available for letters of credit. As of January 29, 2011, the Company had $93.8 million outstanding under its term loan facility and $5.0 million available under its revolving credit facility. There were no letters of credit outstanding at January 29, 2011.

All obligations under the senior secured credit facility are unconditionally guaranteed by, subject to certain exceptions, Parent and each of the Borrower’s existing and future direct and indirect wholly-owned domestic subsidiaries. All obligations under the senior secured credit facility, and the guarantees of those obligations (as well as cash management obligations and any interest hedging or other swap agreements), are secured by substantially all of the Borrower’s assets as well as those of the subsidiary guarantor.

The borrowings under the senior secured credit facility bear interest at a rate equal to an applicable margin plus, at the Borrower’s option, either (a) in the case of base rate borrowings, a rate equal to the highest of (1) the higher of (i) the prime rate of Royal Bank of Canada and (ii) the federal funds rate plus 1/2 of 1%, (2) the LIBOR for an interest period of one month plus 1.00% and (3) 2.75% or (b) in the case of LIBOR borrowings, a rate equal to the higher of (1) 1.75% and (2) the LIBOR for the interest period relevant to such borrowing. The current applicable margin for borrowings under both the revolving credit facility and the term loan facility is 5.00% with respect to base rate borrowings and 6.00% with respect to LIBOR borrowings. The applicable margin for borrowings under both the revolving credit facility and the term loan facility for base rate borrowings increases to 6.50% and 9.00% on June 1, 2012 and June 1, 2013, respectively. The applicable margin for borrowings under both the revolving credit facility and the term loan facility for LIBOR borrowings increases to 7.50% and 10.00% on June 1, 2012 and June 1, 2013, respectively. As of January 29, 2011, the loans under the senior secured credit facility were LIBOR-based and had an interest rate of 7.75%.

In addition to paying interest on the outstanding principal under the senior secured credit facility, the Borrower is required to pay a commitment fee to the lenders under the revolving credit facility in respect of the unutilized commitments thereunder at a rate equal to 0.5%. The Borrower also pays customary letter of credit fees.

The senior secured credit facility requires the Borrower to maintain a maximum consolidated leverage ratio and a maximum senior leverage ratio, in each case, commencing with the fiscal quarter ending January 29, 2011 and a minimum consolidated fixed charge coverage ratio commencing with the fiscal quarter ending October 31, 2011. The Company’s ability to declare dividends from Francesca’s Collections, Inc. to Holdings at January 29, 2011, was subject to restrictions under the senior secured credit facility. Those restrictions include a maximum leverage ratio. If the Company’s debt under its Credit Facility exceeds that ratio, it is restricted from paying dividends. As of fiscal year-end 2010, this ratio exceeded that maximum, and, thereby was restricted from paying dividends.

The Borrower is in compliance with the debt covenants of its senior secured credit facility as of January 29, 2011.

Debt maturities

The term loan, which had aggregate principal balance of $93.8 million at January 29, 2011, is due as follows:

Fiscal Year	Amount
(in thousands)
2011	$5,938
2012	9,500
2013	78,375

$93,813